Termination of the VIE contractual agreements	12 Months Ended
Dec. 31, 2011
Termination of the VIE contractual agreements [Abstract]
Termination of the VIE contractual agreements

5. Termination of the VIE contractual agreements

On December 23, 2011, the Company terminated the contractual arrangement with the VIE, Jingli, so that the VIE structure was no longer in place. The Company ceased to consolidate the financial results of the VIE and its subsidiaries including Jincheng, Xinshichuang, Haiya, Shengshitongda, Changsha Jingli and Wenzhou Rigao upon termination of the contractual agreements. A gain of $9,551 on such termination was recognized to income statement in accordance with ASC 845-10-30-1.

The carrying amounts of the major classes of assets and liabilities of the VIE and its subsidiaries at December 23, 2011 were as follows:

Assets:
Cash	$120
Accounts receivable	1,319
Prepaid expenses and other current assets	890
Property and equipment	204
Deferred tax assets	$147

Total	$2,680

Liabilities:
Accounts payable	4,841
Accrued expenses and other payables	7,351
Amounts due to related parties	336
Income taxes payable	1,032
Short-term bank loans	1,381

Total	$14,941

Goodwill	$2,710
Net liabilities	$9,551

Revenue and net income of the VIE and its subsidiaries from January 1, 2011 through December 23, 2011 were:

Advertising service revenue	$530

Loss from operations	(618)

Net loss	(883)

The Company did not classify the termination of the VIE as discontinued operations because the Group expects to continue to generate revenues from the sales of similar services to specific customers of the disposed component. As a result of the migration of customers, continuing cash flows are being generated by the Group from transactions with customers of the disposed component.

The following unaudited pro forma information summarizes the effect of the termination, as if the termination of the VIE had occurred as of January 1, 2009. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Company terminated the VIE on January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	2009	2010	2011
	(Unaudited)	(Unaudited)	(Unaudited)
Advertising service revenues	$30,165	$44,318	$55,041
Loss from operations	(11,127)	(39,234)	(12,620)
Net loss	(8,728)	(40,620)	(12,576)